Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Philippines ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 20.1%
Bank of the Philippine Islands	1,962,695	$4,304,640
BDO Unibank Inc.	4,164,198	10,985,720
Metropolitan Bank & Trust Co.	3,619,734	4,710,942
		20,001,302
Chemicals — 1.4%
D&L Industries Inc.	13,278,900	1,371,876
Consumer Staples Distribution & Retail — 2.9%
Puregold Price Club Inc.	3,853,160	2,012,536
Robinsons Retail Holdings Inc.	1,489,000	909,119
		2,921,655
Diversified Telecommunication Services — 2.2%
Converge Information and Communications Technology Solutions Inc.	7,699,800	2,154,545
Electric Utilities — 5.8%
Manila Electric Co.	557,820	4,556,933
Synergy Grid & Development Phils Inc.	8,702,800	1,263,082
		5,820,015
Food Products — 4.8%
Century Pacific Food Inc.	3,817,500	2,734,459
Universal Robina Corp.	1,532,888	2,063,673
		4,798,132
Hotels, Restaurants & Leisure — 7.8%
Bloomberry Resorts Corp.(a)	12,471,265	1,166,868
DigiPlus Interactive Corp.	5,402,700	2,008,678
Jollibee Foods Corp.	1,039,071	4,576,006
		7,751,552
Independent Power and Renewable Electricity Producers — 0.2%
ACEN Corp.	3,228,663	219,185
Industrial Conglomerates — 19.2%
Alliance Global Group Inc.	11,421,039	1,710,186
Ayala Corp.	374,298	3,910,112
DMCI Holdings Inc.	10,133,200	1,843,295
GT Capital Holdings Inc.	277,916	3,107,590
JG Summit Holdings Inc.	4,530,761	1,706,071
LT Group Inc.	9,657,700	1,673,441
SM Investments Corp.	348,846	5,211,245
		19,161,940
Security	Shares	Value
Office REITs — 0.3%
AREIT Inc.	405,800	$275,793
Oil, Gas & Consumable Fuels — 1.8%
Semirara Mining & Power Corp., Class A	3,347,900	1,833,771
Real Estate Management & Development — 15.0%
Ayala Land Inc.	10,543,650	5,150,113
Megaworld Corp.	45,337,960	1,578,335
Robinsons Land Corp.	2,249,006	509,591
SM Prime Holdings Inc.	17,169,835	7,738,430
		14,976,469
Specialty Retail — 1.3%
Wilcon Depot Inc.	5,869,000	1,302,068
Transportation Infrastructure — 11.5%
International Container Terminal Services Inc.	1,815,243	11,454,592
Water Utilities — 1.8%
Manila Water Co. Inc.	4,003,129	1,751,860
Wireless Telecommunication Services — 3.8%
PLDT Inc.	170,019	3,769,501
Total Long-Term Investments — 99.9% (Cost: $124,322,242)		99,564,256
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(b)(c)	70,000	70,000
Total Short-Term Securities — 0.1% (Cost: $70,000)		70,000
Total Investments — 100.0% (Cost: $124,392,242)		99,634,256
Other Assets Less Liabilities — 0.0%		46,148
Net Assets — 100.0%		$99,680,404

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$—	$(110,000)(a)	$—	$—	$70,000	70,000	$1,536	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Philippines ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/20/24	$55	$(2,795)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,890,923	$68,673,333	$—	$99,564,256
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$30,960,923	$68,673,333	$—	$99,634,256
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,795)	$—	$—	$(2,795)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.